Ameritas Life Insurance Corp.
                               ("Ameritas Life")

              Ameritas Life Insurance Corp. Separate Account LLVA
              Ameritas Life Insurance Corp. Separate Account LLVL
                             ("Separate Accounts")

                                 Supplement to

                Ameritas No-Load Variable Annuity ("NLVA 6150")
                            and Ameritas Advisor VUL(R)
                         Prospectuses Dated May 1, 2010

                       Supplement Dated December 10, 2010

Effective December 13, 2010, Ameritas Life will add DFA Investment Dimensions Group Inc. subaccount investment options to your Policy and will add the following information to your prospectus to describe the underlying portfolios for the new investment options.

1. The list of variable investment options on page 1 of the NLVA 6150 is revised to include the following: *

                    DFA INVESTMENT DIMENSIONS GROUP INC.
                    ------------------------------------
                    o  VA Global Bond
                    ------------------------------------
                    o  VA International Small
                    ------------------------------------
                    o  VA International Value
                    ------------------------------------
                    o  VA Short-Term Fixed
                    ------------------------------------
                    o  VA U.S. Large Value
                    ------------------------------------
                    o  VA U.S. Targeted Value
                    ------------------------------------

2. The table of Portfolio Company Operating Expenses (for the year ended December 31, 2009) is revised to include the following:

     ----------------------------------------------------------------------------------------------------------------
                                                            Acquired                                 Total Expenses
     o  Subaccount's underlying  Management  12b-1  Other   Fund Fees       Total        Waivers      after Waivers
           Portfolio Name *         Fees     Fees   Fees  and Expenses  Portfolio Fees     and        and Reductions,
                                                                                        Reductions       if any
     --------------------------- ---------- ------ ------ ------------ --------------- ------------ -----------------
     Dimensional Fund Advisors
     --------------------------- ---------- ------ ------ ------------ --------------- ------------ -----------------
     VA Global Bond **              0.25%     -     0.09%      -            0.34%          -             0.34%
     --------------------------- ---------- ------ ------ ------------ --------------- ------------ -----------------
     VA International Small **      0.50%     -     0.16%      -            0.66%          -             0.66%
     --------------------------- ---------- ------ ------ ------------ --------------- ------------ -----------------
     VA International Value **      0.40%     -     0.12%      -            0.52%          -             0.52%
     --------------------------- ---------- ------ ------ ------------ --------------- ------------ -----------------
     VA Short-Term Fixed **         0.25%     -     0.09%      -            0.34%          -             0.34%
     --------------------------- ---------- ------ ------ ------------ --------------- ------------ -----------------
     VA U.S. Large Value **         0.25%     -     0.08%      -            0.33%          -             0.33%
     --------------------------- ---------- ------ ------ ------------ --------------- ------------ -----------------
     VA U.S. Targeted Value **      0.35%     -     0.10%      -            0.45%          -             0.45%
     --------------------------- ---------- ------ ------ ------------ --------------- ------------ -----------------

    * Short cites are used in these lists. The Separate Account Variable Investment Options section of the prospectus uses complete fund and portfolio names.
    ** "Other Fees" include expenses incurred by the fund, including custody, accounting, and administrative expenses.

3. The table of Separate Account Variable Investment Options is revised to include the following:

     ------------------------------------------------ -----------------------------------------------------
                        FUND NAME                                       INVESTMENT ADVISER
     Portfolio Name - Subadviser(s)                    Portfolio Type / Summary of Investment Strategy
     ------------------------------------------------ -----------------------------------------------------
          DFA Investment Dimensions Group Inc.                   Dimensional Fund Advisors LP
     ------------------------------------------------ -----------------------------------------------------
     VA Global Bond Portfolio                         Market rate of return with low relative volatility.
     ------------------------------------------------ -----------------------------------------------------
     VA International Small Portfolio- Dimensional    Long-term capital appreciation.
     Fund Advisors Ltd. and DFA Australia Limited
     ------------------------------------------------ -----------------------------------------------------
     VA International Value Portfolio- Dimensional    Long-term capital appreciation.
     Fund Advisors Ltd. and DFA Australia Limited
     ------------------------------------------------ -----------------------------------------------------
     VA Short-Term Fixed Portfolio                    Stable real return in excess of the rate of inflation.
     ------------------------------------------------ -----------------------------------------------------
     VA U.S. Large Value Portfolio                    Long-term capital appreciation.
     ------------------------------------------------ -----------------------------------------------------
     VA U.S. Targeted Value Portfolio                 Long-term capital appreciation.
     ------------------------------------------------ -----------------------------------------------------

Please see the respective portfolio prospectus for more information about the portfolios.
All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.

    If you do not have a current prospectus, please contact Ameritas Life at
                                1-800-255-9678.